Contingent Liabilities and Provisions - Additional Information (Detail) $ in Millions	Jul. 31, 2025 CAD ($)
Disclosure Of Contingent Assets And Liabilities [Line Items]
Damage settlement	$ 2,000
Woodard [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Legal settlements payable	11
Pozgaj [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Legal settlements payable	26
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities	0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities	$ 700